ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Shares		Fair Value
	COMMON STOCKS — 45.5%
	HEALTH CARE REIT - 2.0%
11,059	Welltower, Inc. (h)	$ 910,709

	HOME CONSTRUCTION - 1.2%
3,000	DR Horton, Inc.	198,570
4,867	Lennar Corporation, Class A	343,464
		542,034
	MORTGAGE FINANCE - 3.1%
65,000	Starwood Property Trust, Inc.	1,357,850

	MULTI ASSET CLASS REITS - 1.6%
50,617	iStar, Inc. (h)	693,959

	SPECIALTY FINANCE - 37.6%
18,596	AGNC Investment Corporation	205,858
15,762	Chimera Investment Corporation(h)	139,021
128,879	Ellington Financial, Inc. (h)	1,890,655
80,366	Enact Holdings, Inc.	1,726,262
133,230	MFA Financial, Inc. (h)	1,432,223
53,900	MGIC Investment Corporation	679,140
52,740	Mr Cooper Group, Inc.(a)	1,937,667
437,019	New Residential Investment Corporation(h)	4,073,016
362,339	New York Mortgage Trust, Inc. (h)	1,000,056
35,618	Ocwen Financial Corporation(a)	975,933
33,699	PennyMac Financial Services, Inc.	1,472,983
131,398	Redwood Trust, Inc. (h)	1,013,079
		16,545,893

	TOTAL COMMON STOCKS (Cost $22,678,730)	20,050,445

	PREFERRED STOCKS — 16.7%
	SPECIALTY FINANCE — 16.7%
59,964	AGNC Investment Corporation- Series F (b) (h)	1,211,273
10,000	Arbor Realty Trust, Inc. - Series D (h)	199,500
20,000	Arbor Realty Trust, Inc. - Series E (h)	410,200

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Shares					Fair Value
	SPECIALTY FINANCE — 16.7% (Continued)
58,126	Arbor Realty Trust, Inc. - Series F (b) (h)				$ 1,185,770
28,308	Chimera Investment Corporation - Series B (b) (h)				605,508
7,881	Chimera Investment Corporation - Series C (b) (h)				155,886
2,252	Chimera Investment Corporation - Series D (b) (h)				46,211
36,754	Granite Point Mortgage Trust, Inc. (b) (h)				771,834
30,000	KKR Real Estate Finance Trust, Inc. (h)				652,503
11,272	MFA Financial, Inc. (b) (h)				207,405
37,930	New Residential Investment Corporation - Series D (b) (h)				817,771
22,500	New York Mortgage Trust, Inc. - Series F (b) (h)				443,475
9,000	Two Harbors Investment Corporation - Series A(b) (h)				206,820
20,472	Two Harbors Investment Corporation- Series C (b) (h)				431,345
	TOTAL PREFERRED STOCKS (Cost $8,686,961)				7,345,501

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 10.1%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
58,515	Adjustable Rate Mortgage Trust 2007-1(b)		2.9660	03/25/37	53,716
20,508	Alternative Loan Trust 2003-J2		6.0000	10/25/33	—(i)
599,426	Alternative Loan Trust 2005-11CB(c)	US0001M + 0.500%	2.1240	06/25/35	461,571
249,139	Alternative Loan Trust 2005-J6(c)	US0001M + 0.500%	2.1240	07/25/35	204,929
302,649	HarborView Mortgage Loan Trust 2005-7(c)	US0001M + 0.960%	2.5720	06/19/45	172,417
589,044	Impac CMB Trust Series 2005-2(c)	US0001M + 0.735%	2.3590	04/25/35	548,120
252,164	Washington Mutual Mortgage Pass-Through(c)	US0001M + 0.160%	1.9440	02/25/37	217,675
					1,658,428
	NON AGENCY CMBS — 2.9%
251,563	Citigroup Commercial Mortgage Trust 2014-GC19(b),(d)		5.2600	03/10/47	243,285
100,000	COMM 2013-CCRE6 Mortgage Trust(b),(d)		4.2220	03/10/46	79,572
81,000	COMM 2015-LC19 Mortgage Trust(d)		2.8670	02/10/48	71,791
33,371	CSAIL 2016-C5 Commercial Mortgage Trust(b)		4.7980	11/15/48	31,877
10,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C28 C(b)		4.2820	10/15/48	9,385
6,875,865	JPMBB Commercial Mortgage Securities Trust(b),(e)		1.2940	11/15/48	150,666
15,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12 C(b)		4.9210	10/15/46	14,221
17,233	Morgan Stanley Bank of America Merrill Lynch Trust(b)		4.4820	05/15/48	16,305
25,000	Wells Fargo Commercial Mortgage Trust 2015-C27(b)		4.1390	02/15/48	23,675

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 10.1% (Continued)
	NON AGENCY CMBS — 2.9% (Continued)
75,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1(b)		4.2880	05/15/48	$ 68,490
85,000	Wells Fargo Commercial Mortgage Trust 2016-LC25(b)		4.4840	12/15/59	79,198
100,000	Wells Fargo Commercial Mortgage Trust 2016-NXS6		3.8110	11/15/49	93,011
270,000	WFRBS Commercial Mortgage Trust 2013-C15(b)		4.6700	08/15/46	257,482
150,000	WFRBS Commercial Mortgage Trust 2013-C15(b)		4.6700	08/15/46	134,902
15,000	WFRBS Commercial Mortgage Trust 2014-C24(b)		4.2040	11/15/47	13,942
					1,287,802
	RESIDENTIAL MORTGAGE — 3.4%
585,231	Chase Funding Trust Series 2003-2(c)	US0001M + 0.560%	2.1840	02/25/33	551,447
166,470	Credit-Based Asset Servicing and Securitization,(f)		6.0450	08/25/32	122,828
478,164	Ellington Loan Acquisition Trust 2007-2(c),(d)	US0001M + 1.700%	3.3240	05/25/37	351,031
374,243	Morgan Stanley A.B.S Capital I Inc Trust 2005-HE3(c)	US0001M + 1.110%	2.7340	07/25/35	279,584
200,578	Park Place Securities Inc Asset-Backed(c)	US0001M + 1.650%	3.2740	12/25/34	203,216
					1,508,106

	TOTAL ASSET BACKED SECURITIES (Cost $4,565,901)				4,454,336

	COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
	CMBS — 1.8%
2,037,956	Fannie Mae-Aces(b),(e)		0.4000	06/25/24	11,535
1,000,000	Freddie Mac Multifamily Structured Pass Through(b),(e)		2.6290	01/25/49	173,616
346,121	Government National Mortgage Association(b),(e)		0.3520	10/16/56	11,909
238,490	Government National Mortgage Association(b),(e)		0.6850	12/16/56	9,506
1,003,199	Government National Mortgage Association(b),(e)		0.4440	11/01/57	34,921
4,881,150	Government National Mortgage Association(b),(e)		0.6580	09/16/59	211,745
2,178,508	Government National Mortgage Association(b),(e)		1.2680	09/16/60	198,700
1,779,896	Government National Mortgage Association(b),(e)		0.9480	02/16/61	118,266
351,296	Government National Mortgage Association(b),(e)		0.6440	08/16/61	23,138
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,137,891)				793,336

	CONVERTIBLE BONDS — 4.4%
	ASSET MANAGEMENT — 2.3%
1,124,000	RWT Holdings, Inc.		5.7500	10/01/25	1,005,278

ALPHACENTRIC STRATEGIC INCOME FUND (SIIAX, SIICX, SIIIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE BONDS — 4.4% (Continued)
	SPECIALTY FINANCE — 2.1%
584,000	PennyMac Corporation B	5.5000	11/01/24	$ 567,210
390,000	Two Harbors Investment Corporation	6.2500	01/15/26	350,313
				917,523

	TOTAL CONVERTIBLE BONDS (Cost $2,113,019)			1,922,801

	CORPORATE BONDS — 8.3%
	SPECIALTY FINANCE — 8.3%
250,000	Nationstar Mortgage Holdings, Inc.(d)	5.5000	08/15/28	200,920
1,989,000	New Residential Investment Corporation(d)	6.2500	10/15/25	1,728,515
1,664,000	PHH Mortgage Corporation(d)	7.8750	03/15/26	1,470,510
280,000	United Wholesale Mortgage, LLC(d)	5.5000	11/15/25	240,365
	TOTAL CORPORATE BONDS (Cost $4,083,045)			3,640,310

Shares				Fair Value
	SHORT-TERM INVESTMENT — 7.2%
	MONEY MARKET FUND - 7.2%
3,161,279	First American Government Obligations Fund, Class U, 1.29% (Cost $3,161,279)(g)			3,161,279

	TOTAL INVESTMENTS - 94.0% (Cost $46,426,826)			$ 41,368,008
	OTHER ASSETS IN EXCESS OF LIABILITIES - 6.0%			2,622,882
	NET ASSETS - 100.0%			$ 43,990,890

LLC	- Limited Liability Company
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate on June 30, 2022.
(c)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is $4,385,989 or 10.0% of net assets.
(e)	Interest only securities.
(f)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2022.
(g)	Rate disclosed is the seven day effective yield as of June 30, 2022.
(h)	REIT - Real Estate Investment Trust
(i)	Less than $1.